27. Share-based payments (Details 3) - Restricted Shares Plan [Member]	12 Months Ended
Dec. 31, 2019 shares
Restricted shares [Roll forward]
Restricted shares outstanding as beginning	4,865,741
Conversion of restricted shares to call options	(3,372,183)
Restricted shares transferred to the employee	(283,483)
Restricted shares cancelled and adjustments in estimated expired rights	323,921
Restricted shares outstanding as ending	1,533,996